21. Fair Value (Details 1) - Fair Value Level 2 - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Assets: (market approach)
Residential mortgage servicing rights	[1]	$ 1,210,695	$ 1,293,079
Impaired loans, net of related allowance		508,872	268,092
OREO		$ 394,000	$ 262,000

[1]	Represents MSRs at lower of cost or fair value, including MSRs deemed to be impaired and for which a valuation allowance was established to carry at fair value at December 31, 2016 and 2015.